Other Non-Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Non-Current Assets
Leasehold land (note)	$ 13,121	$ 1,110
Goodwill	3,307	3,112
Leasehold land depost (note)	1,396
Long term prepayment	950	1,103
Other intangible asset	227	275
Deferred issuance cost	1,171	180
Other non-current assets	$ 20,172	$ 5,780